Other Financial Liabilities and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Miscellaneous Liabilities [Abstract]
Schedule of miscellaneous other liabilities [Table Text Block]

Other financial liabilities and other liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Other financial liabilities:
Account payable	5,626,661	4,692,320
Accrued expenses	2,055,936	2,049,861
Borrowings from trust accounts	3,329,683	3,271,817
Agency business revenue	331,159	344,591
Foreign exchange payables	702,968	590,667
Domestic exchange payables	8,480,765	1,309,646
Other miscellaneous financial liabilities	1,458,747	1,635,156
Present value discount	(833)	(1,597)

Sub-total	21,985,086	13,892,461

Other liabilities:
Unearned Income	171,050	180,664
Other miscellaneous liabilities	128,326	103,317

Sub-total	299,376	283,981

Total	22,284,462	14,176,442